UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          June 30, 2008
                                              --------------------------------

Check here if Amendment  [ ]; Amendment Number:
                                               ------------
         This Amendment  (Check only one.):    [ ]  is a restatement.
                                               [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Wallace R. Weitz
Address:               Wallace R. Weitz & Co.
                       One Pacific Place, Suite 600
                       1125 South 103 Street
                       Omaha, Nebraska  68124-6008

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Wallace R. Weitz
Title:                 President
Phone:                 402-391-1980

Signature, Place, and Date of Signing:



/s/ Wallace R. Weitz             Omaha, Nebraska               August 14, 2008
--------------------             ---------------               ---------------
Signature                        City, State                   Date

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                             0
                                                          -------------
Form 13F Information Table Entry Total:                       60
                                                          -------------
Form 13F Information Table Value Total:                   $2,877,760
                                                          -------------
                                                          (thousands)


List of Other Included Managers:  None

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WALLACE R. WEITZ & COMPANY                      30-Jun-08
13F FILE NO. 28-3062
                                                FORM 13F INFORMATION TABLE


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            COLUMN 1                COLUMN 2    COLUMN 3    COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7  COLUMN 8
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                                                              VALUE         SHRS OR   SH/PUT/ INVESTMENT    OTHER     VOTING
         NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)        PRN AMT   PRNCALL DISCRETION   MANAGERS  AUTHORITY
-------------------------------------------------------------------------------------------------------------------------------

COVIDIEN LTD                     COM            G2552X108         1,089        22,750 SH         Sole        N/A      Shared
TYCO INTL LTD BERMUDA            SHS            G9143X208        70,641     1,764,250 SH         Sole        N/A      Shared
WILLIS GROUP HOLDINGS LTD        SHS            G96655108        18,192       579,930 SH         Sole        N/A       Sole
ACI WORLDWIDE INC                COM            004498101         2,787       158,450 SH         Sole        N/A       Sole
AMERICAN EXPRESS CO              COM            025816109       118,475     3,145,086 SH         Sole        N/A      Shared
AMERICAN INTL GROUP INC          COM            026874107        89,035     3,364,873 SH         Sole        N/A      Shared
APOLLO GROUP INC                 CL A           037604105        26,706       603,380 SH         Sole        N/A       Sole
BEACON ROOFING SUPPLY INC        COM            073685109         3,716       350,200 SH         Sole        N/A      Shared
BED BATH & BEYOND INC            COM            075896100        24,862       884,761 SH         Sole        N/A      Shared
BERKSHIRE HATHAWAY INC DEL       CL A           084670108        99,860           827 SH         Sole        N/A      Shared
BERKSHIRE HATHAWAY INC DEL       CL B           084670207       268,210        66,852 SH         Sole        N/A       Sole
CBRE REALTY FINANCE INC          COM            12498B307         8,502     2,471,500 SH         Sole        N/A      Shared
CABELAS INC                      COM            126804301        43,978     3,994,400 SH         Sole        N/A      Shared
CADBURY PLC                      SPONS ADR      12721E102           105         2,084 SH         Sole        N/A       Sole
CARDINAL HEALTH INC              COM            14149Y108           774        15,000 SH         Sole        N/A       Sole
CEMEX SAB DE CV                  SPON ADR NEW   151290889           741        30,000 SH         Sole        N/A       Sole
COINSTAR INC                     COM            19259P300        36,965     1,130,080 SH         Sole        N/A      Shared
COMCAST CORP NEW                 CL A           20030N101        98,834     5,210,000 SH         Sole        N/A       Sole
COMCAST CORP NEW                 CL A SPL       20030N200         8,034       428,227 SH         Sole        N/A      Shared
CONVERA CORP                     CL A           211919105           838       590,000 SH         Sole        N/A       Sole
CUMULUS MEDIA INC                CL A           231082108         8,578     2,177,218 SH         Sole        N/A       Sole
DAILY JOURNAL CORP               COM            233912104         4,669       116,000 SH         Sole        N/A       Sole
DELL INC                         COM            24702R101       129,491     5,918,213 SH         Sole        N/A      Shared
DIAGEO P L C                     SPON ADR NEW   25243Q205           554         7,500 SH         Sole        N/A       Sole
EAGLE MATERIALS INC              COM            26969P108        18,252       720,585 SH         Sole        N/A       Sole
EBAY INC                         COM            278642103        16,494       603,530 SH         Sole        N/A       Sole
FEDERAL HOME LN MTG CORP         COM            313400301        10,524       641,700 SH         Sole        N/A       Sole
FEDERAL NATL MTG ASSN            COM            313586109        32,908     1,686,730 SH         Sole        N/A       Sole
GOOGLE INC                       CL A           38259P508         2,232         4,240 SH         Sole        N/A       Sole
HANSEN NAT CORP                  COM            411310105           237         8,210 SH         Sole        N/A       Sole
IAC INTERACTIVECORP              COM NEW        44919P300        80,708     4,186,114 SH         Sole        N/A      Shared
INTELLIGENT SYS CORP NEW         COM            45816D100         2,829       883,999 SH         Sole        N/A       Sole
LABORATORY CORP AMER HLDGS       COM NEW        50540R409         1,044        15,000 SH         Sole        N/A       Sole
LEAP WIRELESS INTL INC           COM NEW        521863308            97         2,250 SH         Sole        N/A       Sole
LEVEL 3 COMMUNICATIONS INC       COM            52729N100        11,800     4,000,000 SH         Sole        N/A       Sole
LIBERTY GLOBAL INC               COM SER C      530555309       130,688     4,304,610 SH         Sole        N/A      Shared
LIBERTY MEDIA CORP NEW           INT COM SER A  53071M104       147,606    10,000,399 SH         Sole        N/A      Shared
LIBERTY MEDIA CORP NEW           CAP COM SER A  53071M302        34,414     2,389,830 SH         Sole        N/A      Shared
LIBERTY MEDIA CORP NEW           ENT COM SER A  53071M500       111,950     4,620,320 SH         Sole        N/A      Shared
LOWES COS INC                    COM            548661107        70,407     3,393,100 SH         Sole        N/A      Shared
MARTIN MARIETTA MATLS INC        COM            573284106        37,016       357,333 SH         Sole        N/A      Shared
MICROSOFT CORP                   COM            594918104        37,720     1,371,150 SH         Sole        N/A       Sole
MOHAWK INDS INC                  COM            608190104        45,321       707,031 SH         Sole        N/A      Shared
NEWCASTLE INVT CORP              COM            65105M108        17,771     2,535,068 SH         Sole        N/A      Shared
NEWS CORP                        CL A           65248E104        20,182     1,341,894 SH         Sole        N/A      Shared
OMNICARE INC                     COM            681904108       130,976     4,995,255 SH         Sole        N/A      Shared
REDWOOD TR INC                   COM            758075402       130,179     5,712,132 SH         Sole        N/A      Shared
SIX FLAGS INC                    COM            83001P109         2,760     2,400,000 SH         Sole        N/A       Sole
TD AMERITRADE HLDG CORP          COM            87236Y108        10,429       576,490 SH         Sole        N/A      Shared
TELEPHONE & DATA SYS INC         SPL COM        879433860       156,161     3,541,077 SH         Sole        N/A      Shared
US BANCORP DEL                   COM NEW        902973304         2,789       100,000 SH         Sole        N/A       Sole
U S G CORP                       COM NEW        903293405        64,670     2,187,000 SH         Sole        N/A      Shared
UNITED PARCEL SERVICE INC        CL B           911312106        34,239       557,000 SH         Sole        N/A       Sole
UNITED STATES CELLULAR CORP      COM            911684108           790        13,970 SH         Sole        N/A       Sole
UNITEDHEALTH GROUP INC           COM            91324P102        96,040     3,658,661 SH         Sole        N/A      Shared
VULCAN MATLS CO                  COM            929160109        28,392       474,945 SH         Sole        N/A      Shared
WAL MART STORES INC              COM            931142103        33,158       590,000 SH         Sole        N/A       Sole
WASHINGTON POST CO               CL B           939640108       100,899       171,918 SH         Sole        N/A      Shared
WELLPOINT INC                    COM            94973V107       155,957     3,272,277 SH         Sole        N/A      Shared
WELLS FARGO & CO NEW             COM            949746101        34,485     1,452,000 SH         Sole        N/A       Sole
                                                          ---------------------------
                              60                              2,877,760   106,507,399
                                                          ---------------------------

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